Significant accounting policies - Additional Information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Significant accounting policies
Waiver of lease payments on premises (in months)	3 months
Waiver of lease payments	$ 26,003
Grants and investment tax credits excluded from cost of sales	445,776	$ 394,715	$ 691,462
Grants excluded from office salaries and benefits	$ 45,928	$ 0	$ 0